LAFFER|TENGLER Equity Income ETF

Schedule of Investments

October 31,2023 (unaudited)

		Shares	Value
98.95%	COMMON STOCK
11.76%	CONSUMER DISCRETIONARY
	Home Depot, Inc.	868	$247,111
	McDonald’s Corp.	1,103	289,174
	Starbucks Corp.	2,128	196,287
			732,572

8.61%	CONSUMER STAPLES
	PepsiCo, Inc.	1,218	198,875
	The Procter & Gamble C	883	132,476
	Walmart, Inc.	1,255	205,080
			536,431

7.40%	ENERGY
	Chevron Corp.	1,653	240,892
	EOG Resources, Inc.	1,744	220,180
			461,072

11.60%	FINANCIALS
	American Express Co.	842	122,957
	Chubb Ltd. ADR	381	81,770
	Goldman Sachs Group, Inc.	504	153,019
	JPMorgan Chase & Co.	1,316	183,003
	The PNC Financial Services Group, Inc.	1,589	181,893
			722,642

9.86%	HEALTH CARE
	Abbvie, Inc.	1,672	236,053
	Johnson & Johnson	1,580	234,377
	Medtronic plc ADR	2,032	143,378
			613,808

14.09%	INDUSTRIALS
	Carrier Global Corp.	3,575	170,384
	Emerson Electric Co.	1,000	88,970
	Illinois Tool Works, Inc.	834	186,916
	L3Harris Technologies, Inc.	784	140,657
	RTX Corp.	1,773	144,304
	UPS, Inc., Class B	1,034	146,052
			877,283

16.41%	INFORMATION TECHNOLOGY -Hardware
	Apple, Inc.	896	153,010
	Broadcom, Inc.	396	333,183
	Lam Research Corp.	308	181,172
	NXP Semiconductors NV ADR	952	164,153
	Texas Instruments, Inc.	1,344	190,861
			1,022,379

12.67%	INFORMATION TECHNOLOGY -Software & Services
	Cisco Systems, Inc.	3,451	179,901
	Microsoft Corp.	952	321,881
	Oracle Corp.	2,782	287,659
			789,441

3.54%	MATERIALS
	Steel Dynamics, Inc.	2,072	220,689

3.01%	REAL ESTATE
	Public Storage	784	187,149

98.95%	TOTAL COMMON STOCK		6,163,466

98.95%	TOTAL INVESTMENTS		6,163,466

1.05%	Assets net of liabilities		65,489
100.00%	NET ASSETS		$6,228,955

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock	$6,163,466	$—	$—	$6,163,466
Total Investments	$6,163,466	$—	$—	$6,163,466

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended October 31, 2023.

At October 31, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $6,650,701 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,263
Gross unrealized depreciation	(515,498)
Net unrealized appreciation	$(487,235)